Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - SEK (kr) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	kr (330,209)
Financial liabilities at end of period	(340,161)	kr (330,209)
Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value, at the beginning of period	(4,903)	(10,550)
Settlements & sales	325	6,046
Gains (+) and losses (-) through profit or loss	0	11
Gains (+) and losses (-) in Other comprehensive income	(10)	3
Exchange-rate differences assets and liabilities	607	(413)
Financial assets and liabilities at fair value, at the end of period	(3,981)	(4,903)
Unrealized fair value changes	1	1
Debt securities issued | Level 3
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(3,452)	(8,271)
Settlements & sales	231	4,870
Gains (+) and losses (-) through profit or loss	35	(81)
Gains (+) and losses (-) in Other comprehensive income	(10)	3
Exchange-rate differences	206	27
Financial liabilities at end of period	(2,990)	(3,452)
Derivatives | Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value, at the beginning of period	(1,451)	(2,279)
Settlements & sales	94	1,176
Gains (+) and losses (-) through profit or loss	(35)	92
Exchange-rate differences assets and liabilities	401	(440)
Financial assets and liabilities at fair value, at the end of period	kr (991)	kr (1,451)